Components of Income Tax Expense/(Benefit) Included in the Consolidated Statements of Income/(Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income tax expense (benefit)
Federal	$ (4)	$ 0	$ (7)
State	0	(14)	3
Total	(4)	(14)	(4)
Deferred income tax expense/(benefit)
Federal	81	(177)	(798)
State	2	6	(96)
Total	83	(171)	(894)
Total income tax benefit	$ 79	$ (185)	$ (898)